Income taxes (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes		₨ 22,443	$ 325	₨ 14,341	₨ 14,653
Enacted tax rate in India		34.94%	34.94%	34.61%	34.61%
Computed expected tax benefit/(expense)		₨ (7,842)		₨ (4,963)	₨ (5,071)
Effect of:
Differences between Indian and foreign tax rates		734		712	98
(Unrecognized deferred tax assets)/recognition of previously unrecognized deferred tax assets, net		(482)		(1,673)	(2,849)
Expenses not deductible for tax purposes		(340)		(261)	(378)
Reversal of earlier years' tax provisions		282		135	1,370
Income exempt from income taxes		1,282		746	280
Foreign exchange differences		470		41	439
Incremental deduction allowed for research and development costs	[1]	1,134		1,324	3,111
Tax expense on distributed/undistributed earnings of subsidiary outside India		0		0	(3)
Write off of accounts receivables		1,294		0	0
Effect of change in tax rate		(3)		(1,329)	104
Investment allowance deduction		0		0	363
Others		(177)		733	(79)
Income tax benefit/(expense)		₨ (3,648)	$ (53)	₨ (4,535)	₨ (2,614)
Effective tax rate		16.00%	16.00%	32.00%	18.00%

[1]	India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020.